SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Schedule of Annual Rate of Depreciation	Annual rates of depreciation are as follows:
%

Factory and other buildings	4
Machinery and equipment	7 - 33
Office furniture and equipment	6 - 33

Schedule of Fair Value of Stock Options Valuation Assumptions
The fair value for the Company’s stock options granted to employees and directors was estimated using a Black-Scholes option-pricing model with the following weighted-average assumptions:

	December 31,
	2019	2018

Dividend yield	0%	0%
Risk-free interest rate	1.81%	2.70%
Expected term (in years)	4.22	4.22
Volatility	63%	78%

Summary of Changes in Accumulated Other Comprehensive Income
The following table summarizes the changes in accumulated balances of other comprehensive income, net of taxes for the years ended December 31, 2018  (no other comprehensive income was recorded in 2019):

Accumulated foreign currency translation differences

Balance as of December 31, 2017	$392
Net current period other comprehensive loss	(172)

Balance as of December 31, 2018	$220

Schedule of Reconciliation of Cash and Cash Equivalents and Restricted Deposits
The following table provides a reconciliation of cash and cash equivalents and restricted deposits reported within the consolidated balance sheets that sum to the total of such amounts in the consolidated statements of cash flows:

	December 31, 2019	December 31, 2018	December 31, 2017

Cash and cash equivalents	$13,754	$20,814	$12,417
Restricted cash	380	422	322

Cash and cash equivalents and restricted cash	$14,134	$21,236	$12,739